Critical Accounting Judgments, Key Sources of Estimation Uncertainty and Recent Development - Additional Information (Detail) - JointOperation	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Operations [Line Items]
Number of joint operations	2
WRB [Member]
Disclosure Of Joint Operations [Line Items]
Percent of ownership in joint operations	50.00%	50.00%